SHARE CAPITAL (Details)				12 Months Ended
	Jul. 14, 2021 USD ($) shares	Jul. 14, 2021 CAD ($) $ / shares shares	Feb. 05, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Number of shares issued | shares	9,085,263	9,085,263
Price per share | $ / shares		$ 4.75
Proceeds from issuing shares	$ 34,400,000	$ 43,200,000		$ 34,442,000		$ 53,368,000
Fair value of shares issued | $			$ 150,000	150,000
Number of shares issued | shares			33,000
Warrants exercised | $				14,279,000		2,858,000
Proceeds from exercise of warrants | $				14,279,000		2,858,000
Transaction costs	$ 1,000,000.0	$ 1,300,000		$ 1,000,000		$ 2,034,000
Stock options.
Disclosure of classes of share capital [line items]
Warrants exercised (in shares) | shares				100,000	100,000
Proceeds from exercise of warrants				$ 234,000	$ 300,000